SELECTED STATEMENT OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2013
SELECTED STATEMENT OF OPERATIONS DATA [Abstract]
Schedule of Other Financial Income (Expenses)

	Year ended December 31,
	2013	2012	2011
Financial income:
Interest	$7	$44	$35
Foreign currency translation adjustments	-	130	-
Remeasurement of derivatives	1,223	811	-

	1,230	985	35
Financial expenses:
Interest	(2,486)	(2,228)	(3,081)
Foreign currency translation adjustments	(87)	-	(334)
Remeasurement of derivatives	-	-	(4,101)

	(2,573)	(2,228)	(7,516)

	$(1,343)	$(1,243)	$(7,481)